Restructuring and Impairments (Details) (USD $)		1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009 Walter Coke Walter Coke fiber plant	Dec. 31, 2009 Walter Coke Walter Coke fiber plant T
Restructuring and Impairments
Plant production capacity (in tons)			100,000
Restructuring and impairment charge		$ 3,600,000
Impairment of property, plant and equipment		2,200,000
Charges related to severance and other obligations		1,400,000
Inventory write-downs		900,000
Cash used for severance and other obligations		100,000
Fair value of property, plant and equipment less disposal cost	$ 5,912,000	$ 200,000	$ 200,000